Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Non-hedging interest rate swaps	$ (2,074)	$ (577)
Forward contracts	8	2
Total	$ (2,066)	$ (575)